united states
securities and exchange commission

Washington, D.C. 20549

form n-csr

certified shareholder report of registered
management investment COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225        Pictoria Drive, Suite 450        Cincinnati, Ohio   45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Blue Current Global Dividend Fund

Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Blue Current Global Dividend Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://bluecurrentfunds.com/resources/. You can also request this information by contacting us at (800) 514-3583. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	1.00%

How did the Fund perform during the reporting period?

Incorporating a developed-market perspective that spans the major regions of the world, the Fund identifies and invests in global leaders that meet our investment standards predicated on free cash flow and capital returns to shareholders. This pan-regional and sector approach enables our investment team to capitalize on opportunities across various stages of the business and economic cycle. As a result, we are not solely reliant on momentum or narrow market tailwinds to successfully deliver returns. The past twelve months exemplify our approach as we successfully identified opportunities across diverse regions and sectors of the global economy.

Over the trailing 12-month period, the financial sector was the Fund’s top contributor to overall performance. Led by investments in Mitsubishi UFJ Financial Group, Inc. ADR, BNP Paribas S.A., and Morgan Stanley, financials benefitted from the global rise in yields, a thawing of capital markets activity following a challenging period, and robust appreciation in public equities – contributing to the growth in overall wealth and asset management. The technology sector was also a major contributor to the trailing 12-month period. Through investments in Broadcom, Inc. and Taiwan Semiconductor Manufacturing Company Ltd. - ADR, the Fund benefitted from the continued growth and adoption of Artificial Intelligence (AI). Driven by growth in the hyperscaler’s capital expenditures, we believe that investments in leading edge semiconductors will remain resilient as AI demands more power efficient processing to maximize machine learning. Due to rising geopolitical tensions, the Fund’s investments in companies with exposure to defense and aerospace spending also made material contributions to the Fund’s performance over the period.

Due to deglobalization and increasing trade barriers, we believe that the investment landscape now favors regional and even country-specific brand champions that have the financial and economic support of local governments. This business and trade segmentation marks a secular shift in the way that investors will allocate capital and requires a global or holistic view of the world, supporting our process of emphasizing quality businesses that reward shareholders through dividend growth.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Blue Current Global Dividend Fund - Institutional Class - $270,506
MSCI World High Dividend Yield Index - $221,212
MSCI World Index - $301,025
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025

	Blue Current Global Dividend Fund - Institutional Class	MSCI World High Dividend Yield Index	MSCI World Index
Aug-2015	$100,000	$100,000	$100,000
Aug-2016	$108,920	$110,972	$106,684
Aug-2017	$123,701	$123,999	$123,951
Aug-2018	$130,604	$131,976	$140,194
Aug-2019	$134,400	$135,301	$140,560
Aug-2020	$139,050	$137,692	$164,154
Aug-2021	$180,641	$169,151	$213,013
Aug-2022	$162,351	$156,317	$180,901
Aug-2023	$183,353	$173,431	$209,129
Aug-2024	$230,500	$203,405	$260,230
Aug-2025	$270,506	$221,212	$301,025

Average Annual Total Returns

	1 Year	5 Years	10 Years
Blue Current Global Dividend Fund - Institutional Class	17.36%	14.24%	10.46%
MSCI World High Dividend Yield Index	8.75%	9.95%	8.26%
MSCI World Index	15.68%	12.89%	11.65%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 514-3583 or visit https://bluecurrentfunds.com/ for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
25.3%
Consumer Staples
16.1%
Health Care
14.4%
Industrials
14.2%
Technology
13.2%
Energy
5.4%
Money Market Funds
4.2%
Real Estate
3.7%
Communications
3.3%
Consumer Discretionary
2.4%
Liabilities in Excess of Other Assets
-2.2%

Value	Value
Liabilities in Excess of Other Assets	-2.2%
Consumer Discretionary	2.4%
Communications	3.3%
Real Estate	3.7%
Money Market Funds	4.2%
Energy	5.4%
Technology	13.2%
Industrials	14.2%
Health Care	14.4%
Consumer Staples	16.1%
Financials	25.3%

Fund Statistics

  Net Assets$89,914,275
  Number of Portfolio Holdings41
  Advisory Fee (net of waivers)$467,622
  Portfolio Turnover33%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.9%
Money Market Funds	4.1%

Country Weighting (% of net assets)

United States
46.3%
United Kingdom
13.5%
France
7.6%
Japan
6.8%
Germany
5.7%
Singapore
4.8%
Switzerland
4.6%
Netherlands
2.8%
Taiwan Province of China
2.3%
Canada
2.1%
Other Countries
1.5%

Value	Value
Other Countries	1.5%
Canada	2.1%
Taiwan Province of China	2.3%
Netherlands	2.8%
Switzerland	4.6%
Singapore	4.8%
Germany	5.7%
Japan	6.8%
France	7.6%
United Kingdom	13.5%
United States	46.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
RTX Corporation	4.6%
Broadcom, Inc.	3.7%
Morgan Stanley	3.7%
JPMorgan Chase & Company	3.2%
Microsoft Corporation	3.1%
Shell plc - ADR	3.0%
Danone S.A.	3.0%
Mitsubishi UFJ Financial Group, Inc. - ADR	3.0%
DBS Group Holdings Ltd. - ADR	2.9%
Coca-Cola Company (The)	2.9%

Material Fund Changes

SCS Capital Management LLC (the "Advisor") became advisor to the Fund on February 1, 2025. A new advisory agreement with the Advisor was approved by the Fund's shareholders at a special meeting held on May 15, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://bluecurrentfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Blue Current Global Dividend Fund - Institutional Class (BCGDX)

Annual Shareholder Report - August 31, 2025

TSR-AR 083125-BCGDX

Marshfield Concentrated Opportunity Fund

(MRFOX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Marshfield Concentrated Opportunity Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://marshfieldfunds.com/fund-documents/. You can also request this information by contacting us at (855) 691-5288.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Marshfield Concentrated Opportunity Fund	$104	0.99%

How did the Fund perform during the reporting period?

     As we’ve noted previously, we invest with the goal of outperforming, not belonging. We eschew the current darlings of the stock market in favor of our own independent assessment of what makes for a good company and a good price at which to buy it. Our strategy and discipline involve a high degree of patience and the willingness to hold cash, even as the market surges ahead (and, we should add, a high tolerance for the discomfort that accompanies that strategy). We do not place any weight whatsoever on what other market participants are buying or on what the S&P 500® Index holds. We only invest in industries we understand well and that have competitive attributes that allow for the capture of economic rents and in companies that are well-positioned to capture such rents.

     While we invest bottom-up and try to avoid producing narratives around short-term performance, there are a few story arcs that can help explain the Fund’s performance over the past year. The industries with the greatest positive impact on the Fund’s performance were auto parts retailing, industrials, and payments. The first continues to be resilient, especially in light of the further aging of the “carpark” and the reluctance on the part of consumers to buy new vehicles. Industrials responded to a stronger economy and, perhaps, to buying in anticipation of tariffs. Payments companies responded to buoyancy in spending, both domestically and cross-border. The laggards in our portfolio included property-casualty insurance, in part responding to reversion to the mean (having been the top group the previous year), and in part from disfavor as these companies gradually emerge from a hard (read “profitable”) insurance market. The remaining two laggards were idiosyncratic: a homebuilder and a for-profit university. The former likely reflects higher mortgage rates, and the latter an economic environment not in its “sweet spot”.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Dec-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Marshfield Concentrated Opportunity Fund - $42,546
S&P 500® Index - $36,815

	Marshfield Concentrated Opportunity Fund	S&P 500® Index
Dec-2015	$10,000	$10,000
Aug-2016	$10,610	$10,604
Aug-2017	$12,655	$12,326
Aug-2018	$15,781	$14,749
Aug-2019	$18,483	$15,180
Aug-2020	$21,342	$18,510
Aug-2021	$25,919	$24,279
Aug-2022	$25,345	$21,553
Aug-2023	$30,784	$24,989
Aug-2024	$38,431	$31,770
Aug-2025	$42,546	$36,815

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 29, 2015)
Marshfield Concentrated Opportunity Fund	10.71%	14.80%	16.15%
S&P 500® Index	15.88%	14.74%	14.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (855) 691-5288 or visit https://marshfieldfunds.com/fund-facts/ for updated performance information.

Fund Statistics

  Net Assets$1,278,685,355
  Number of Portfolio Holdings19
  Advisory Fee (net of waivers)$9,539,091
  Portfolio Turnover6%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.0%
Money Market Funds	17.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Retail Trade
27.9%
Finance and Insurance
25.7%
Money Market Funds
17.0%
Manufacturing
6.5%
Accommodation and Food Services
4.7%
Administrative and Support and Waste Management and Remediation Services
3.9%
Transportation and Warehousing
3.3%
Wholesale Trade
3.3%
Construction
2.8%
Information
2.7%
Educational Services
2.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Educational Services	2.1%
Information	2.7%
Construction	2.8%
Wholesale Trade	3.3%
Transportation and Warehousing	3.3%
Administrative and Support and Waste Management and Remediation Services	3.9%
Accommodation and Food Services	4.7%
Manufacturing	6.5%
Money Market Funds	17.0%
Finance and Insurance	25.7%
Retail Trade	27.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AutoZone, Inc.	11.2%
Ross Stores, Inc.	8.3%
Cummins, Inc.	6.5%
O'Reilly Automotive, Inc.	6.3%
UnitedHealth Group, Inc.	6.3%
Mastercard, Inc. - Class A	5.5%
Visa, Inc. - Class A	5.0%
Progressive Corporation (The)	5.0%
Domino's Pizza, Inc.	4.7%
Arch Capital Group Ltd.	3.9%

Material Fund Changes

No material changes occurred during the year ended August 31, 2025.

Marshfield Concentrated Opportunity Fund (MRFOX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://marshfieldfunds.com/fund-documents/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-MRFOX

Meehan Focus Fund

(MEFOX)

Annual Shareholder Report - August 31, 2025

Fund Overview

This annual shareholder report contains important information about Meehan Focus Fund (the "Fund") for the period of September 1, 2024 to August 31, 2025. You can find additional information about the Fund at www.meehanmutualfunds.com. You can also request this information by contacting us at (866) 884-5968. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meehan Focus Fund	$109	1.00%

How did the Fund perform during the reporting period?

    For the 12 months ended August 31, 2025, the Fund returned 18.76%, outpacing the 15.88% return of its primary benchmark, the S&P 500®  Index. Despite a sharp and short-term market sell-off during the spring related to new potential tariff policies in the United States, global stocks managed to post solid gains during the reporting period. Steadily rising corporate earnings, still-low unemployment, and resilient consumer and business spending were key drivers of positive market returns.

   The Fund maintains significant exposure to large-capitalization technology stocks and that group drove a substantial portion of the Fund’s outperformance during the reporting period. Top fund holdings including Broadcom, Inc., Alphabet, Inc., NVIDIA Corporation, and Microsoft Corporation continued to benefit from ongoing, robust spending related to the build out of artificial intelligence capabilities. Outside of the technology sector, Fund holdings such as United Rentals, Inc. (Industrials), Charles Schwab Corporation (Financials), and Williams-Sonoma, Inc. (Consumer Discretionary) also contributed to the Fund’s solid results over the past 12 months.

   The Health Care sector was the only S&P 500® Index sector that generated negative returns during the reporting period, and two Fund holdings in that sector, Vertex Pharmaceuticals, Inc. and Thermo-Fisher Scientific, Inc., were among the Fund’s weakest performers over the past 12 months. Global semiconductor equipment maker Applied Materials, Inc. and homebuilder Lennar Corporation also detracted from performance.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$45,000
$35,000
$25,000
$15,000
$5,000
Aug-2015
Aug-2016
Aug-2017
Aug-2018
Aug-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Meehan Focus Fund - $39,601
S&P 500® Index - $39,076
S&P 500® Value Index - $29,769

	Meehan Focus Fund	S&P 500® Index	S&P 500® Value Index
Aug-2015	$10,000	$10,000	$10,000
Aug-2016	$9,994	$11,255	$11,317
Aug-2017	$11,574	$13,082	$12,714
Aug-2018	$13,812	$15,655	$14,398
Aug-2019	$13,918	$16,112	$14,706
Aug-2020	$17,816	$19,647	$15,212
Aug-2021	$24,275	$25,770	$20,269
Aug-2022	$21,063	$22,876	$19,355
Aug-2023	$25,523	$26,524	$22,699
Aug-2024	$33,347	$33,721	$28,062
Aug-2025	$39,601	$39,076	$29,769

Average Annual Total Returns

	1 Year	5 Years	10 Years
Meehan Focus Fund	18.76%	17.32%	14.75%
S&P 500® Index	15.88%	14.74%	14.60%
S&P 500® Value Index	6.08%	14.37%	11.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$175,559,916
  Number of Portfolio Holdings27
  Advisory Fee (net of waivers)$1,182,313
  Portfolio Turnover2%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.9%
Money Market Funds	3.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.6%
Consumer Discretionary
15.2%
Financials
13.7%
Industrials
13.0%
Communications
7.3%
Health Care
6.2%
Money Market Funds
3.1%
Energy
2.2%
Real Estate
1.7%

Value	Value
Real Estate	1.7%
Energy	2.2%
Money Market Funds	3.1%
Health Care	6.2%
Communications	7.3%
Industrials	13.0%
Financials	13.7%
Consumer Discretionary	15.2%
Technology	37.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	10.2%
Microsoft Corporation - Class A	8.7%
United Rentals, Inc.	8.6%
Apple, Inc.	7.4%
Alphabet, Inc. - Classes A & C	7.3%
Berkshire Hathaway, Inc. - Class B	7.1%
Lowe's Companies, Inc.	5.8%
NVIDIA Corporation	5.4%
Amazon.com, Inc.	5.4%
Charles Schwab Corporation (The)	3.5%

Material Fund Changes

Effective October 3, 2024, Paul P. Meehan became the Fund's sole portfolio manager; no changes were made to the Fund's investment objectives or strategies.

Meehan Focus Fund (MEFOX)

Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.meehanmutualfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083125-MEFOX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,900 and $43,800 with respect to the registrant’s fiscal years ended August 31, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,200 and $10,200 with respect to the registrant’s fiscal years ended August 31, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended August 31, 2025 and 2024, aggregate non-audit fees of $10,200 and $10,200, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL CLASS (BCGDX)

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION

August 31, 2025

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

COMMON STOCKS — 98.0%	Shares	Value
Communications — 3.3%
Internet Media & Services — 1.4%
Meta Platforms, Inc. - Class A	1,750	$1,292,725

Telecommunications — 1.9%
Singapore Telecommunications Ltd.	500,000	1,680,876

Consumer Discretionary — 2.4%
Retail - Discretionary — 2.4%
Dick’s Sporting Goods, Inc.	10,200	2,170,560

Consumer Staples — 16.1%
Beverages — 5.7%
Coca-Cola Company (The)	37,635	2,596,438
Coca-Cola Europacific Partners plc	28,730	2,552,948
		5,149,386
Food — 3.0%
Danone S.A. (a)	32,500	2,712,924

Household Products — 2.7%
Unilever plc - ADR	38,200	2,414,240

Retail - Consumer Staples — 4.7%
Koninklijke Ahold Delhaize N.V. (a)	62,700	2,512,784
Walmart, Inc.	17,350	1,682,603
		4,195,387
Energy — 5.4%
Oil & Gas Producers — 5.4%
Shell plc - ADR	37,080	2,739,470
Targa Resources Corporation	12,560	2,107,066
		4,846,536
Financials — 25.3%
Banking — 18.4%
BNP Paribas S.A. (a)	24,400	2,192,891
DBS Group Holdings Ltd. - ADR	16,794	2,642,368
Deutsche Bank AG (a)	65,000	2,284,047
JPMorgan Chase & Company	9,611	2,896,948
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	2,706,330
National Bank of Canada	17,600	1,850,567
Truist Financial Corporation	43,000	2,013,260
		16,586,411

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.0% (Continued)	Shares	Value
Financials — 25.3% (Continued)
Institutional Financial Services — 3.7%
Morgan Stanley	21,900	$3,295,512

Insurance — 3.2%
Allianz SE - ADR (a)	26,000	1,099,592
Allianz SE (a)	4,200	1,775,841
		2,875,433
Health Care — 14.4%
Biotech & Pharma — 11.7%
AstraZeneca plc - ADR (a)	30,800	2,460,920
Johnson & Johnson	14,462	2,562,232
Novo Nordisk A/S - ADR (a)	24,000	1,355,040
Roche Holding AG - ADR (a)	42,500	1,732,725
Sandoz Group AG (a)	38,000	2,384,930
		10,495,847
Health Care Facilities & Services — 2.7%
HCA Healthcare, Inc.	6,025	2,433,859

Industrials — 14.2%
Aerospace & Defense — 6.7%
RTX Corporation	26,295	4,170,387
Thales S.A.	7,200	1,894,048
		6,064,435
Diversified Industrials — 2.4%
Hitachi Ltd. - ADR	80,000	2,174,400

Electrical Equipment — 1.4%
Daikin Industries Ltd.	10,100	1,261,752

Transportation & Logistics — 3.7%
FedEx Corporation	5,600	1,293,992
Norfolk Southern Corporation	7,100	1,987,858
		3,281,850
Real Estate — 3.7%
REITs — 3.7%
Highwoods Properties, Inc.	57,000	1,797,210
Ventas, Inc.	23,000	1,565,840
		3,363,050
Technology — 13.2%
Semiconductors — 7.9%
Broadcom, Inc.	11,150	3,315,899
QUALCOMM, Inc.	10,384	1,669,020
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	2,077,830
		7,062,749

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.0% (Continued)	Shares	Value
Technology — 13.2% (Continued)
Software — 3.1%
Microsoft Corporation	5,420	$2,746,260

Technology Services — 2.2%
RELX plc - ADR (a)	43,000	2,006,810

Total Common Stocks (Cost $55,326,627)		$88,111,002

MONEY MARKET FUNDS — 4.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.18% (b) (Cost $3,791,702)	3,791,702	$3,791,702

Investments at Value — 102.2% (Cost $59,118,329)		$91,902,704

Liabilities in Excess of Other Assets — (2.2%)		(1,988,429)

Net Assets — 100.0%		$89,914,275

A/S - Aktieselskab

ADR - American Depositary Receipt

AG - Aktiengesellschaft

N.V. - Naamloze Vennootschap

plc - Public Limited Company

S.A. - Societe Anonyme

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

August 31, 2025

Country	Value	% of Net Assets
United States	$41,597,669	46.3%
United Kingdom	12,174,388	13.5%
France	6,799,863	7.6%
Japan	6,142,482	6.8%
Germany	5,159,480	5.7%
Singapore	4,323,244	4.8%
Switzerland	4,117,655	4.6%
Netherlands	2,512,784	2.8%
Taiwan Province of China	2,077,830	2.3%
Canada	1,850,567	2.1%
Denmark	1,355,040	1.5%
	$88,111,002	98.0%

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025

ASSETS
Investments in securities:
At cost	$59,118,329
At value (Note 2)	$91,902,704
Receivable for investment securities sold	941,751
Dividends receivable	187,871
Tax reclaims receivable	99,666
Other assets	13,400
Total assets	93,145,392

LIABILITIES
Payable for investment securities purchased	3,136,443
Payable to Adviser (Note 4)	45,764
Payable to Trustees (Note 4)	777
Payable to administrator (Note 4)	29,350
Other accrued expenses	18,783
Total liabilities	3,231,117

CONTINGENCIES AND COMMITMENTS (Note 7)	—

NET ASSETS	$89,914,275

NET ASSETS CONSIST OF:
Paid-in capital	$53,898,022
Distributable earnings	36,016,253
NET ASSETS	$89,914,275

PRICING OF INSTITUTIONAL SHARES (Note 1)
Net assets applicable to Institutional Shares	$89,914,275
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	4,858,956
Net asset value, offering and redemption price per share (a) (Note 2)	$18.50

(a)	Redemption fee may apply to redemptions of shares held for 7 days or less.

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2025

INVESTMENT INCOME
Dividends	$2,255,490
Foreign withholding taxes on dividends	(145,727)
Tax reclaims received	18,942
Total investment income	2,128,705

EXPENSES
Management fees (Note 4)	787,474
Administration fees (Note 4)	85,868
Fund accounting fees (Note 4)	49,238
Legal fees	25,891
Trustees’ fees and expenses (Note 4)	25,078
Registration and filing fees	21,705
Transfer agent fees (Note 4)	21,234
Audit and tax services fees	18,600
Shareholder reporting expenses	16,122
Custodian and bank service fees	14,558
Compliance fees (Note 4)	12,000
Tax reclaims collection expense	10,712
Pricing fees	3,670
Postage and supplies	3,086
Insurance expense	3,017
Other expenses	19,114
Total expenses	1,117,367
Fee reductions by the Adviser (Note 4)	(319,852)
Net expenses	797,515

NET INVESTMENT INCOME	1,331,190

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Investments	2,904,008
Foreign currency transactions (Note 2)	110,240
Net change in unrealized appreciation (depreciation) on:
Investments	8,974,377
Foreign currency translations (Note 2)	(24,676)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	11,963,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,295,139

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025	Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$1,331,190	$1,385,951
Net realized gains (losses) from:
Investments	2,904,008	2,462,465
Foreign currency transactions	110,240	(2,935)
Net change in unrealized appreciation (depreciation) on:
Investments	8,974,377	12,088,225
Foreign currency translations	(24,676)	21,316
Net increase in net assets from operations	13,295,139	15,955,022

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares	(2,897,796)	(1,409,877)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	8,643,820	8,323,226
Net asset value of shares issued in reinvestment of distributions to shareholders	1,626,285	839,254
Proceeds from redemption fees collected (Note 2)	5,260	132
Payments for shares redeemed	(7,182,557)	(10,088,101)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	3,092,808	(925,489)

TOTAL INCREASE IN NET ASSETS	13,490,151	13,619,656

NET ASSETS
Beginning of year	76,424,124	62,804,468
End of year	$89,914,275	$76,424,124

CAPITAL SHARES ACTIVITY
Shares sold	520,382	586,525
Shares reinvested	101,058	57,375
Shares redeemed	(430,497)	(702,405)
Net increase (decrease) in shares outstanding	190,943	(58,505)
Shares outstanding, beginning of year	4,668,013	4,726,518
Shares outstanding, end of year	4,858,956	4,668,013

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2025		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of year	$16.37		$13.29	$12.40	$15.06	$11.74

Income (loss) from investment operations:
Net investment income	0.28		0.29	0.28	0.48	0.17
Net realized and unrealized gains (losses) on investments and foreign currencies	2.46		3.09	1.28	(1.88)	3.32
Total from investment operations	2.74		3.38	1.56	(1.40)	3.49

Less distributions from:
Net investment income	(0.26)		(0.30)	(0.28)	(0.49)	(0.17)
Net realized gains	(0.35)		—	(0.39)	(0.77)	—
Total distributions	(0.61)		(0.30)	(0.67)	(1.26)	(0.17)

Proceeds from redemption fees collected (Note 2)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	—

Net asset value at end of year	$18.50		$16.37	$13.29	$12.40	$15.06

Total return (b)	17.36%		25.71%	12.94%	(10.12%)	29.91%

Net assets at end of year (000’s)	$89,914		$76,424	$62,804	$51,286	$52,031

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.40	%(c)	1.43%	1.48%	1.49%	1.48%
Ratio of net expenses to average net assets (d)	1.00	%(c)	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (d)	1.67%		2.04%	2.18%	3.43%	1.27%
Portfolio turnover rate	33%		46%	60%	60%	53%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over periods covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees (Note 4).
(c)	Includes 0.01% of tax reclaims collection expense.
(d)	Ratio was determined after management fee reductions by the Adviser (Note 4).

See accompanying notes to financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. Organization

Blue Current Global Dividend Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek current income and capital appreciation.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $100,000 initial investment requirement).

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. SCS Capital Management, LLC (“SCS” or the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities including common stocks at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by SCS, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing service. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. market-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Common Stocks	$69,410,909	$18,700,093	$—	$88,111,002
Money Market Funds	3,791,702	—	—	3,791,702
Total	$73,202,611	$18,700,093	$—	$91,902,704

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions and 3) the difference between the amounts

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shareholders of the Fund are subject to a redemption fee equal to 2.00% of the value of Fund shares redeemed within 7 days of purchase, excluding involuntary redemptions of accounts that fall below the minimum investment amount or the redemption of Fund shares representing reinvested dividends, capital gain distributions, or capital appreciation. During the years ended August 31, 2025 and 2024, proceeds from redemption fees, recorded in capital, totaled $5,260 and $132, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. The Fund may also invest in master limited partnerships (“MLPs”) whose distributions generally are comprised of ordinary income, capital gains and return of capital from the MLP. For financial statement purposes, the Fund records all income received as ordinary income. This amount may be subsequently revised based on information received from the MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Withholding taxes on foreign dividends have been recorded for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Distributions to shareholders arising from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended August 31, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2025	$1,265,168	$1,632,628	$2,897,796
August 31, 2024	$1,409,877	$—	$1,409,877

On September 30, 2025, the Fund paid an ordinary income dividend of $0.0846 per share to shareholders of record on September 29, 2025.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years. The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of portfolio investments	$59,116,672
Gross unrealized appreciation	$32,888,845
Gross unrealized depreciation	(102,813)
Net unrealized appreciation on investments	32,786,032
Net unrealized appreciation on foreign currency translation	4,673
Undistributed ordinary income	321,673
Undistributed long-term capital gains	2,903,875
Distributable earnings	$36,016,253

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of investments and the financial cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions at the inception of the Fund.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended August 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $28,266,476 and $25,384,994, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Edge Capital Group, LLC (“Edge Capital”) previously served as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Prior Advisory Agreement”) between the Trust, on behalf of the Fund, and Edge Capital dated September 8, 2023.

On January 15, 2025, Focus Financial Partners Inc. (“Focus”), the parent company of Edge Capital, announced an internal restructuring of Edge Capital (the “Transaction”) that resulted in the transfer of Edge Capital’s assets and liabilities on February 1, 2025 (the “Closing Date”) to SCS Capital Management LLC (“SCS”), another wholly-owned subsidiary of Focus. As a result of the Transaction, the Prior Advisory Agreement terminated as of the Closing Date.

At meetings held on January 28, January 31 and March 3, 2025 (the “Meetings”), the Board of Trustees (the “Board”), including all of the Trustees who are not “interested persons” of the Trust (as defined by the 1940 Act) (the “Independent Trustees”), unanimously voted to approve, and to recommend that shareholders approve, a new advisory agreement between SCS and the Trust, on behalf of the Fund (the “New Advisory Agreement”).

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In connection with the Transaction, shareholders were asked to approve the New Advisory Agreement, on substantially the same terms as the Prior Advisory Agreement, which would become effective upon its approval by the Fund’s shareholders.

Pending shareholder approval of the New Advisory Agreement, SCS acted as the investment adviser to the Fund pursuant to an interim advisory agreement (the “Interim Advisory Agreement”) between the Trust and SCS pursuant to Rule 15a-4 under the 1940 Act, which was also approved by the Board at the January 31, 2025 Meeting, and took effect on the Closing Date. The Interim Advisory Agreement terminated upon the approval of the New Advisory Agreement by shareholders.

As described under “Shareholder Voting Results,” at a Special Shareholder Meeting held on May 15, 2025, Fund shareholders of record as of the close of business on March 18, 2025 voted to approve the New Advisory Agreement.

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets.

Pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser had agreed, until January 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the average daily net assets of the Institutional Class shares. Accordingly, under the ELA, the Adviser reduced its management fees in the amount of $319,852 during the year ended August 31, 2025.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2025, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $898,430 no later than the dates stated below:

August 31, 2026	$277,576
August 31, 2027	301,002
August 31, 2028	319,852
Total	$898,430

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursements for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Pershing, LLC (for the benefit of multiple shareholders)	66%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. The shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of August 31, 2025, the Fund had 25.3% of the value of its net assets invested in stocks within the Financials sector.

6. Foreign Investment Risk

Compared with investing in the U.S., investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend distributed to shareholders on September 30, 2025, as discussed in Note 2.

BLUE CURRENT GLOBAL DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Blue Current Global Dividend Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Blue Current Global Dividend Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles

BLUE CURRENT GLOBAL DIVIDEND FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2014.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 28, 2025

BLUE CURRENT GLOBAL DIVIDEND FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

At a Special Shareholder Meeting held on May 15, 2025, Fund shareholders of record as of the close of business on March 18, 2025 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and SCS Capital Management LLC.

Total Shares Voted*	Shares Voted in Favor	Shares Voted Against or Abstain
2,454,226 (52.02)%	2,446,158 (99.67%)	8,068 (0.33%)

*	as a percentage of the total voting securities of the Fund voted at the Meeting at which quorum was present.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

OTHER FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2025, the Fund designated $1,632,628 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the fiscal year ended August 31, 2025, 56.49% of ordinary income dividends qualified for the corporate dividends received deduction.

Annual Financial Statements and Additional Information

August 31, 2025

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

COMMON STOCKS — 82.9%	Shares	Value
Accommodation and Food Services — 4.7%
Restaurants and Other Eating Places — 4.7%
Domino’s Pizza, Inc.	130,342	$59,735,739

Administrative and Support and Waste Management and Remediation Services — 3.9%
Credit Bureaus — 3.9%
Moody’s Corporation	96,575	49,230,072

Construction — 2.8%
Residential Building Construction — 2.8%
NVR, Inc. (a)	4,459	36,196,601

Educational Services — 2.1%
Colleges, Universities, and Professional Schools — 2.1%
Strategic Education, Inc.	334,866	27,241,349

Finance and Insurance — 25.7%
Direct Insurance (except Life, Health, and Medical) Carriers — 8.9%
Arch Capital Group Ltd.	545,289	49,910,302
Progressive Corporation (The)	255,720	63,178,183
		113,088,485
Direct Life, Health and Medical Insurance Carriers — 6.3%
UnitedHealth Group, Inc.	259,853	80,520,649

Financial Transactions Processing, Reserve, and Clearinghouse Activities — 10.5%
Mastercard, Inc. - Class A	119,238	70,981,189
Visa, Inc. - Class A	181,374	63,803,746
		134,784,935
Information — 2.7%
Motion Picture and Video Production — 2.7%
Walt Disney Company (The)	285,595	33,808,736

1

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 82.9% (Continued)	Shares	Value
Manufacturing — 6.5%
Engine, Turbine, and Power Transmission Equipment — 6.5%
Cummins, Inc.	208,405	$83,036,888

Retail Trade — 27.9%
Automotive Parts and Accessories Retailers — 17.5%
AutoZone, Inc. (a)	34,034	142,892,770
O’Reilly Automotive, Inc. (a)	777,219	80,582,066
		223,474,836
Clothing and Clothing Accessories Retailers — 10.4%
Ross Stores, Inc.	724,126	106,562,382
TJX Companies, Inc. (The)	196,048	26,782,117
		133,344,499
Transportation and Warehousing — 3.3%
Freight Transportation Arrangement — 3.3%
Expeditors International of Washington, Inc.	354,170	42,691,652

Wholesale Trade — 3.3%
Industrial Supplies Merchant Wholesalers — 3.3%
Fastenal Company	858,483	42,632,266

Total Common Stocks (Cost $724,117,712)		$1,059,786,707

MONEY MARKET FUNDS — 17.0%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 4.11% (b)	94,022,545	$94,022,545
Vanguard Treasury Money Market Fund - Investor Shares, 4.23% (b)	123,216,423	123,216,423
Total Money Market Funds (Cost $217,238,968)		$217,238,968

Investments at Value — 99.9% (Cost $941,356,680)		$1,277,025,675

Other Assets in Excess of Liabilities — 0.1%		1,659,680

Net Assets — 100.0%		$1,278,685,355

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

2

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2025

ASSETS
Investments in securities:
At cost	$941,356,680
At value (Note 2)	$1,277,025,675
Receivable for capital shares sold	638,925
Receivable for investment securities sold	1,056,543
Dividends receivable	1,438,476
Other assets	41,645
Total assets	1,280,201,264

LIABILITIES
Payable for capital shares redeemed	400,608
Payable to Adviser (Note 4)	947,076
Payable to administrator (Note 4)	90,920
Other accrued expenses	77,305
Total liabilities	1,515,909

CONTINGENCIES AND COMMITMENTS (Note 5)	—

NET ASSETS	$1,278,685,355

NET ASSETS CONSIST OF:
Paid-in capital	$924,702,530
Distributable earnings	353,982,825
NET ASSETS	$1,278,685,355

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	36,922,650

Net asset value, offering price and redemption price per share (a) (Note 2)	$34.63

(a)	Shares redeemed within 90 days of purchase are subject to a 2% redemption fee.

See accompanying notes to financial statements.

3

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2025

INVESTMENT INCOME
Dividend income	$21,986,486

EXPENSES
Management fees (Note 4)	10,422,354
Administration fees (Note 4)	643,248
Fund accounting fees (Note 4)	116,280
Registration and filing fees	114,991
Compliance fees (Note 4)	107,872
Transfer agent fees (Note 4)	106,491
Custody and bank service fees	98,775
Legal fees	25,891
Postage and supplies	24,679
Trustees’ fees and expenses (Note 4)	21,301
Audit and tax services fees	17,700
Shareholder reporting expenses	17,064
Insurance expense	8,149
Other expenses	19,661
Total expenses	11,744,456
Less fee reductions by the Adviser (Note 4)	(883,263)
Net expenses	10,861,193

NET INVESTMENT INCOME	11,125,293

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	13,817,184
Net change in unrealized appreciation (depreciation) on investments	92,493,907
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	106,311,091

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,436,384

See accompanying notes to financial statements.

4

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025	Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$11,125,293	$5,528,042
Net realized gains from investment transactions	13,817,184	33,765,364
Net change in unrealized appreciation (depreciation) on investments	92,493,907	121,214,943
Net increase in net assets resulting from operations	117,436,384	160,508,349

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(44,994,880)	(2,918,097)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	378,803,992	377,045,578
Net asset value of shares issued in reinvestment of distributions to shareholders	43,563,448	2,835,203
Proceeds from redemption fees collected (Note 2)	370,827	195,521
Payments for shares redeemed	(172,455,306)	(114,746,208)
Net increase in net assets from capital share transactions	250,282,961	265,330,094

TOTAL INCREASE IN NET ASSETS	322,724,465	422,920,346

NET ASSETS
Beginning of year	955,960,890	533,040,544
End of year	$1,278,685,355	$955,960,890

CAPITAL SHARES ACTIVITY
Shares sold	11,615,418	12,767,207
Shares reinvested	1,342,066	101,802
Shares redeemed	(5,283,299)	(3,891,223)
Net increase in shares outstanding	7,674,185	8,977,786
Shares outstanding at beginning of year	29,248,465	20,270,679
Shares outstanding at end of year	36,922,650	29,248,465

See accompanying notes to financial statements.

5

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of year	$32.68	$26.30	$21.73	$23.76	$20.10

Income (loss) from investment operations:
Net investment income (loss)	0.32	0.19	0.13	(0.01)	(0.06)
Net realized and unrealized gains (losses) on investments	3.07	6.31	4.51	(0.46)	4.27
Total from investment operations	3.39	6.50	4.64	(0.47)	4.21

Less distributions from:
Net investment income	(0.32)	(0.13)	(0.03)	—	—
Net realized gains	(1.13)	—	(0.05)	(1.56)	(0.56)
Total distributions	(1.45)	(0.13)	(0.08)	(1.56)	(0.56)

Proceeds from redemption fees collected (Note 2)	0.01	0.01	0.01	0.00 (a)	0.01

Net asset value at end of year	$34.63	$32.68	$26.30	$21.73	$23.76

Total return (b)	10.71%	24.84%	21.46%	(2.21%)	21.44%

Net assets at end of year (000’s)	$1,278,685	$955,961	$533,041	$311,576	$286,116

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.07%	1.09%	1.11%	1.14%	1.15%
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	0.99%	1.01%
Ratio of net investment income (loss) to average net assets (c)	1.01%	0.75%	0.61%	(0.04%)	(0.31%)
Portfolio turnover rate	6%	25%	0%	3%	24%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholders would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).
(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

6

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. Organization

Marshfield Concentrated Opportunity Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Marshfield Associates, Inc., the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

7

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities, including common stocks, on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other registered open-end investment companies that are not listed on an exchange, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities, if any, are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Fund, if any, are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

8

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,059,786,707	$—	$—	$1,059,786,707
Money Market Funds	217,238,968	—	—	217,238,968
Total	$1,277,025,675	$—	$—	$1,277,025,675

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2025.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. During the years ended August 31, 2025 and 2024, proceeds from the redemption fees, recorded in capital, totaled $370,827 and $195,521, respectively.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

9

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid to shareholders during the years ended August 31, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
8/31/2025	$25,734,382	$19,260,498	$44,994,880
8/31/2024	$2,918,097	$—	$2,918,097

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of investments	$941,363,991
Gross unrealized appreciation	$347,120,796
Gross unrealized depreciation	(11,459,112)
Net unrealized appreciation	335,661,684
Undistributed ordinary income	7,750,106
Undistributed long-term capital gains	10,571,035
Distributable earnings	$353,982,825

10

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The values of the federal income tax cost of investments and the financial statement cost of investments may be temporarily different (“book/tax differences”). These book/tax differences are due to the timing of the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended August 31, 2025, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $289,835,636 and $48,015,963, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until January 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business), to an amount not exceeding 0.99% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2025, the Adviser reduced its management fees by $883,263.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time

11

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

the expenses to be repaid were incurred. As of August 31, 2025, the Adviser may seek repayment of management fee reductions and expense reimbursements in the amount of $2,123,909 no later than the dates as stated below:

August 31, 2026	$512,269
August 31, 2027	728,377
August 31, 2028	883,263
Total	$2,123,909

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of August 31, 2025, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
RBC Capital Markets, LLC (for the benefit of its customers)	49%

12

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a “non-diversified fund,” which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund. Non-diversification increases the risk that the Fund’s share price could decrease to a larger extent than a Fund that is diversified because of the poor performance of a single investment.

7. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development generally affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. This may increase the risk of loss of an investment in a Fund and increase the volatility of a Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments, may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio could be adversely affected if it has significant holdings of securities of issuers in that sector. As of August 31, 2025, the Fund had 27.9% and 25.7% of the value of its net assets invested in stocks in the Retail Trade and Finance and Insurance sectors, respectively.

8. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

13

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Marshfield Concentrated Opportunity Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Marshfield Concentrated Opportunity Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2016.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 28, 2025

14

MARSHFIELD CONCENTRATED OPPORTUNITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended August 31, 2025, the Fund designated $19,260,498 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 21.58% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal year ended August 31, 2025, 21.62% of ordinary income dividends qualifies for the corporate dividends received deduction.

15

MEEHAN FOCUS FUND

ANNUAL FINANCIAL STATEMENTS

AND ADDITIONAL INFORMATION

August 31, 2025

This report is for the information of the shareholders of Meehan Focus Fund. Its use in connection with any offering of the Fund’s shares is authorized only in a case of concurrent or prior delivery of the Fund’s current prospectus. Investors should refer to the Fund’s prospectus for a description of risk factors associated with investments in the Fund.

Meehan Focus Fund	Distributor:
A Series of Ultimus Managers Trust	Ultimus Fund Distributors, LLC
7250 Woodmont Avenue, Suite 315	225 Pictoria Drive, Suite 450
Bethesda, MD 20814	Cincinnati, OH 45246
(866) 884-5968	(800) 933-8413

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2025

COMMON STOCKS — 96.9%	Shares	Value
Communications — 7.3%
Internet Media & Services — 7.3%
Alphabet, Inc. - Class A	25,640	$5,459,012
Alphabet, Inc. - Class C	34,830	7,437,250
		12,896,262
Consumer Discretionary — 15.2%
E-Commerce Discretionary — 5.4%
Amazon.com, Inc. (a)	41,435	9,488,615

Home Construction — 1.4%
Lennar Corporation - Class A	16,000	2,130,240
Millrose Properties, Inc.	8,000	282,480
		2,412,720
Retail - Discretionary — 8.4%
Lowe’s Companies, Inc.	39,600	10,219,176
Williams-Sonoma, Inc.	23,860	4,490,213
		14,709,389
Energy — 2.2%
Oil & Gas Producers — 2.2%
Shell plc - ADR	52,850	3,904,558

Financials — 13.7%
Asset Management — 6.6%
BlackRock, Inc.	2,925	3,296,885
Blackstone, Inc.	12,200	2,091,080
Charles Schwab Corporation (The)	65,000	6,229,600
		11,617,565
Insurance — 7.1%
Berkshire Hathaway, Inc. - Class B (a)	24,850	12,499,053

Health Care — 6.2%
Biotech & Pharma — 4.8%
Novartis AG - ADR	20,420	2,584,151
Vertex Pharmaceuticals, Inc. (a)	14,800	5,787,096
		8,371,247

1

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 96.9% (Continued)	Shares	Value
Health Care — 6.2% (Continued)
Medical Equipment & Devices — 1.4%
Thermo Fisher Scientific, Inc.	5,000	$2,463,600

Industrials — 13.0%
Electrical Equipment — 2.3%
Johnson Controls International plc	37,275	3,984,325

Industrial Support Services — 8.6%
United Rentals, Inc.	15,750	15,062,355

Machinery — 2.1%
Deere & Company	7,800	3,733,392

Real Estate — 1.7%
REITs — 1.7%
Simon Property Group, Inc.	16,500	2,980,890

Technology — 37.6%
Semiconductors — 18.8%
Applied Materials, Inc.	35,365	5,685,278
Broadcom, Inc.	60,090	17,870,165
NVIDIA Corporation	54,600	9,510,228
		33,065,671
Software — 8.7%
Microsoft Corporation	30,060	15,231,101

Technology Hardware — 7.4%
Apple, Inc.	55,645	12,917,430

Technology Services — 2.7%
Fiserv, Inc. (a)	6,500	898,170
Visa, Inc. - Class A	11,000	3,869,580
		4,767,750

Total Common Stocks (Cost $42,041,081)		$170,105,923

2

MEEHAN FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 3.1%	Shares	Value
Allspring Heritage Money Market Fund - Institutional Class, 4.17% (b) (Cost $5,459,356)	5,459,356	$5,459,356

Investments at Value — 100.0% (Cost $47,500,437)		$175,565,279

Liabilities in Excess of Other Assets — (0.0%) (c)		(5,363)

Net Assets — 100.0%		$175,559,916

ADR - American Depositary Receipt

AG - Aktiengesellschaft

plc - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

3

MEEHAN FOCUS FUND

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2025

ASSETS
Investments in securities:
At cost	$47,500,437
At value (Note 2)	$175,565,279
Receivable for capital shares sold	10,180
Dividends receivable	107,439
Tax reclaims receivable	15,272
Other assets	25,055
TOTAL ASSETS	175,723,225

LIABILITIES
Payable for capital shares redeemed	6,200
Payable to Adviser (Note 4)	120,163
Payable to administrator (Note 4)	21,446
Other accrued expenses	15,500
TOTAL LIABILITIES	163,309

CONTINGENCIES AND COMMITMENTS (NOTE 5)	—

NET ASSETS	$175,559,916

NET ASSETS CONSIST OF:
Paid-in capital	$47,281,270
Distributable earnings	128,278,646
NET ASSETS	$175,559,916

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,572,928

Net asset value, offering price and redemption price per share (a) (Note 2)	$68.23

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held.

See accompanying notes to financial statements.

4

MEEHAN FOCUS FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2025

INVESTMENT INCOME
Dividend income	$1,893,919
Foreign withholding taxes on dividends (net of reclaims received)	(12,479)
TOTAL INVESTMENT INCOME	1,881,440

EXPENSES
Management fees (Note 4)	1,258,278
Administration fees (Note 4)	149,894
Fund accounting fees (Note 4)	52,524
Registration and filing fees	33,250
Legal fees	29,820
Transfer agent fees (Note 4)	22,077
Trustees’ fees and expenses (Note 4)	21,301
Audit and tax services fees	17,700
Compliance fees (Note 4)	17,386
Custody and bank service fees	13,864
Shareholder reporting expenses	6,320
Postage and supplies	6,220
Insurance expense	3,695
Other expenses	16,484
TOTAL EXPENSES	1,648,813
Less fee reductions by the Adviser (Note 4)	(75,965)
NET EXPENSES	1,572,848

NET INVESTMENT INCOME	308,592

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	630,936
Net realized gains from in-kind redemptions (Note 2)	6,593,901
Net change in unrealized appreciation (depreciation) on investments	20,797,403
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	28,022,240

NET INCREASE IN NET ASSETS FROM OPERATIONS	$28,330,832

See accompanying notes to financial statements.

5

MEEHAN FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended August 31, 2025	Year Ended August 31, 2024
FROM OPERATIONS
Net investment income	$308,592	$224,841
Net realized gains from investments	630,936	585,685
Net realized gains from in-kind redemptions (Note 2)	6,593,901	—
Net change in unrealized appreciation (depreciation) on investments	20,797,403	34,974,683
Net increase in net assets resulting from operations	28,330,832	35,785,209

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,435,407)	(464,317)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,231,269	3,595,424
Net asset value of shares issued in reinvestment of distributions to shareholders	1,418,264	452,405
Proceeds from redemption fees collected (Note 2)	494	—
Payments for shares redeemed	(12,301,613)	(1,888,744)
Net increase (decrease) in net assets from capital share transactions	(4,651,586)	2,159,085

TOTAL INCREASE IN NET ASSETS	22,243,839	37,479,977

NET ASSETS
Beginning of year	153,316,077	115,836,100
End of year	$175,559,916	$153,316,077

CAPITAL SHARE ACTIVITY
Shares sold	101,835	71,695
Shares reinvested	22,890	9,341
Shares redeemed	(196,289)	(37,001)
Net increase (decrease) in shares outstanding	(71,564)	44,035
Shares outstanding at beginning of year	2,644,492	2,600,457
Shares outstanding at end of year	2,572,928	2,644,492

See accompanying notes to financial statements.

6

MEEHAN FOCUS FUND

FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended August 31, 2025	Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021
Net asset value at beginning of year	$57.98	$44.54	$37.05	$44.21	$32.80

Income (loss) from investment operations:
Net investment income (a)	0.12	0.08	0.18	0.01	0.03
Net realized and unrealized gains (losses) on investments	10.70	13.54	7.60	(5.56)	11.76
Total from investment operations	10.82	13.62	7.78	(5.55)	11.79

Less distributions from:
Net investment income	(0.06)	(0.18)	(0.05)	(0.01)	(0.12)
Net realized gains	(0.51)	—	(0.24)	(1.60)	(0.26)
Total distributions	(0.57)	(0.18)	(0.29)	(1.61)	(0.38)

Proceeds from redemption fees collected (Note 2)	0.00 (b)	—	—	—	—

Net asset value at end of year	$68.23	$57.98	$44.54	$37.05	$44.21

Total return (c)	18.76%	30.65%	21.18%	(13.23%)	36.25%

Net assets at end of year (000’s)	$175,560	$153,316	$115,836	$96,982	$106,288

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.05%	1.06%	1.09%	1.08%	1.09%
Ratio of net expenses to average net assets (d)(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (a)(d)(e)	0.20%	0.18%	0.45%	0.03%	0.07%
Portfolio turnover rate	2%	5%	6%	13%	4%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Amount rounds to less than $0.01 per share.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees, total returns would have been lower.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investments companies, if any, in which the Fund invests.
(e)	Ratio was determined after management fee reductions (Note 4).

See accompanying notes to financial statements.

7

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. Organization

Meehan Focus Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. The Fund was reorganized into the Trust on October 23, 2017. It was formerly a series of Meehan Mutual Funds, Inc. Other series of the Trust are not incorporated into this report.

The Fund’s investment objective is to seek long-term growth of capital.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principals generally accepted in the United States of America (“GAAP”).

Segment reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. The intent of ASU 2023-07 is, through segment disclosures, to enable investors to better understand an entity’s overall performance. Edgemoor Investment Advisors, Inc., the Fund’s investment adviser, (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

Securities valuation – The Fund’s portfolio securities are valued at fair value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open. Securities, including common

8

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

stocks and exchange-traded funds (“ETFs”), if any, listed on the NYSE or other exchanges are valued on the basis of their last sale price on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing mean price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last mean price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last reported sale price, if available, otherwise at the most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

9

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the Fund’s investments by the inputs used to value the investments as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$170,105,923	$—	$—	$170,105,923
Money Market Funds	5,459,356	—	—	5,459,356
Total	$175,565,279	$—	$—	$175,565,279

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended August 31, 2025.

Foreign currency translation – Securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern Time on the respective date of such transactions.

C.	The Fund does not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 7 calendar days of the date of purchase. During the years ended August 31, 2025 and 2024, proceeds from redemption fees, recorded in capital, totaled $494 and $0, respectively.

10

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. Distributions to shareholders are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The tax character of distributions paid during the years ended August 31, 2025 and 2024 was as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
August 31, 2025	$250,972	$1,184,435	$1,435,407
August 31, 2024	$464,317	$—	$464,317

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes its net investment income and any net realized capital gains in accordance with the Code.

11

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2025:

Tax cost of investments	$47,500,437
Gross unrealized appreciation	$128,073,047
Gross unrealized depreciation	(8,205)
Net unrealized appreciation	128,064,842
Undistributed ordinary income	213,804
Distributable earnings	$128,278,646

During the year ended August 31, 2025, a shareholder took delivery of securities from the Fund, rather than cash, in exchange for the redemption of shares. The total fair value of these in-kind redemptions was $7,082,188 for 112,469 shares of the Fund. The Fund realized $6,593,901 of net capital gains resulting from the in-kind redemptions. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities and recognizes a loss to the extent that the cost of those securities exceeds the value of the distributed securities on the date of redemption. Such net gains are not taxable to the Fund and are not required to be distributed to shareholders. The Fund has reclassified this amount against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions taken on federal income tax returns for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax on the Statement of Operations. During the year ended August 31, 2025, the Fund did not incur any interest or penalties.

12

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended August 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, and in-kind transactions, if any, were $3,124,592 and $3,183,293, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”), the Adviser has contractually agreed, until March 1, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses, such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.00% of the Fund’s average daily net assets. Accordingly, during the year ended August 31, 2025, the Adviser reduced its management fees in the amount of $75,965.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided the repayments do not cause total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of August 31, 2025, the Adviser may seek recoupment of management fee reductions totaling $244,750 no later than the dates listed below:

August 31, 2026	$90,098
August 31, 2027	78,687
August 31, 2028	75,965
Total	$244,750

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

13

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Trust or the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Non-Diversification Risk

The Fund is a non-diversified Fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of August 31, 2025, the Fund had 37.6% of the value of its net assets invested in stocks within the Technology sector.

14

MEEHAN FOCUS FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

MEEHAN FOCUS FUND

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders of Meehan Focus Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Meehan Focus Fund (the “Fund”), a series of Ultimus Managers Trust, as of August 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2010.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

October 28, 2025

16

MEEHAN FOCUS FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

FEDERAL TAX INFORMATION (Unaudited)

For the year ended August 31, 2025 the Fund designated $1,184,435 as long-term capital gain distributions.

Qualified Dividend Income – The Fund designates 100% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distributions that qualifies under tax law. For the year ended August 31, 2025, 100% of ordinary income dividends qualified for the corporate dividends received deduction.

17

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics is filed herewith

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	November 5, 2025

By (Signature and Title)*	/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	November 5, 2025

*	Print the name and title of each signing officer under his or her signature.